Long-Term Investments	12 Months Ended
Jun. 30, 2026
Long-Term Investments [Abstract]
Long-term investments
16.	Long-term investments

Long term investments as of June 30, 2025 and 2026 consist of the following:

	As of June 30,
	2025	2026
	RMB	RMB

Equity investment (i)	28,254	20,362
Total	28,254	20,362

In March 2024, the Group entered into a partnership agreement with third party investors in China to form a limited partnership enterprise (the “Partnership Enterprise”) for future investing activities in China. In accordance with the agreement, the Group served as one of the limited partners and agreed to subscribe for 43.29% of the equity interests in the Partnership Enterprise by contributing a sum of RMB100,000 aggregately as the capital of the Partnership Enterprise. The Group applied equity method of accounting to this investment in accordance with ASC 323 because the Group has significant influence over the Partnership Enterprise but does not have a controlling financial interest. As of June 30, 2026, the carrying amount of the Group’s investment in the investee was RMB18,748.

Specifically, the Group acquired the equity interests of Shenzhen Letsvan held by the Partnership Enterprise among other noncontrolling shareholders in July 2025 (Note 20). As the Partnership Enterprise is also the Group’s equity method investee, the gain arising from the Group’s acquisition of the equity interests of Shenzhen Letsvan recognized by the Partnership Enterprise in its standalone financial statements should be eliminated in accordance with ASC 323-10-35-7 with a corresponding additional paid-in capital.

During the year ended June 30, 2025, the Group acquired Shenzhen Letsvan (Note 3), which held a 49% equity interest in a PRC private company (the “Investee”) and had the ability to exercise significant influence over the Investee. During the year ended June 30, 2026, the Group executed a share transfer agreement with a third party, pursuant to which the Group’s equity interest in the investee was reduced to 46.6%. As of June 30, 2026, the carrying amount of the Group’s investment in the investee was RMB1,614.

For the years ended June 30, 2025 and 2026, the Company recognized the share of profit from equity method investments of RMB1,165 and the share of loss from equity method investments of RMB3,529, respectively.